Wells Fargo Multi-Sector Income FundPortfolio of investments —  January 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal		Value
Agency Securities : 1.29%
FHLMC (5 Year Treasury Constant Maturity +2.06%) ±	3.53%	9-1-2032	$655,247		$683,232
FHLMC	8.50	7-1-2028	21,706		24,584
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	4.15	2-1-2037	131,606		139,754
FHLMC Series 196 Class A (1 Month LIBOR +0.80%) ±	2.48	12-15-2021	60		59
FHLMC Series 2011-K16 Class B 144A±±	4.76	11-25-2046	1,000,000		1,042,762
FHLMC Series 2012-K17 Class B 144A±±	4.47	12-25-2044	675,000		700,853
FHLMC Series 2012-K18 Class B 144A±±	4.39	1-25-2045	810,000		842,559
FHLMC Series 2013-K30 Class B 144A±±	3.67	6-25-2045	700,000		734,107
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	2.13	12-15-2031	13,838		13,834
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	2.08	2-15-2033	39,955		39,861
FHLMC Series 3987 Class CI (c)	3.50	6-15-2026	4,270,327		193,095
FHLMC Series K007 Class X1 ±±(c)	1.17	4-25-2020	267,493		3
FHLMC Series K016 Class X1 ±±(c)	1.63	10-25-2021	321,688		6,845
FHLMC Series K020 Class X1 ±±(c)	1.51	5-25-2022	5,999,142		159,346
FNMA (6 Month LIBOR +1.64%) ±	4.14	9-1-2037	33,067		34,202
FNMA	6.00	4-1-2033	55,004		56,910
FNMA	7.50	2-1-2030	15,491		15,562
FNMA	7.50	9-1-2030	20,735		20,864
FNMA Series 1996-46 Class FA (1 Month LIBOR +0.50%) ±	2.16	8-25-2021	191		188
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	218,627		4,997
FNMA Series 2001-25 Class Z	6.00	6-25-2031	63,709		70,664
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	2.26	7-25-2031	3,270		3,285
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	2.16	6-25-2031	3,292		3,295
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	2.06	12-18-2032	22,205		22,155
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	2.21	1-25-2033	5,481		5,502
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	2.11	6-25-2021	727		728
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	2.71	3-25-2022	5,882		5,919
GNMA ±±(c)	1.68	4-20-2069	8,444,975		390,068
GNMA	6.50	6-15-2028	17,387		19,191
Total Agency Securities (Cost $4,953,748)					5,234,424

Asset-Backed Securities : 0.71%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	135,236		137,285
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	2.32	10-25-2032	116,144		116,369
CVS Pass-Through Trust Series T	6.04	12-10-2028	421,330		477,902
Exeter Automobile Receivables Trust Series 15-3A Class D 144A	6.55	10-17-2022	500,000		503,136
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500		1,050,012
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	2.46	12-25-2031	8,536		8,472
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000		171,725
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.58	12-25-2030	102,829		106,281
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.18	2-25-2028	19,732		19,738
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	2.09	10-25-2027	24,260		24,214
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	2.88	10-25-2027	242,704		243,026
Total Asset-Backed Securities (Cost $2,818,454)					2,858,160

				Shares
Common Stocks : 0.34%
Energy : 0.34%
Energy Equipment & Services : 0.34%
Bristow Group Incorporated (a)‡			42,370		812,826
Bristow Group Incorporated (a)‡			30,068		576,825
					1,389,651

				Shares	Value
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			9		$701

Total Common Stocks (Cost $5,851,782)					1,390,352

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 70.98%
Communication Services : 11.77%
Diversified Telecommunication Services : 0.80%
AT&T Incorporated	4.00%	1-15-2022	$750,000		781,848
Level 3 Financing Incorporated	5.13	5-1-2023	975,000		979,583
Level 3 Financing Incorporated	5.38	8-15-2022	252,000		253,008
Level 3 Financing Incorporated	5.38	1-15-2024	700,000		708,456
Level 3 Financing Incorporated	5.63	2-1-2023	500,000		500,152
					3,223,047

Entertainment : 0.43%
Live Nation Entertainment Incorporated 144A	4.75	10-15-2027	50,000		51,440
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	1,400,000		1,447,040
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	250,000		266,250
					1,764,730

Media : 8.81%
CCO Holdings LLC 144A	4.00	3-1-2023	100,000		101,500
CCO Holdings LLC 144A	5.00	2-1-2028	150,000		157,109
CCO Holdings LLC	5.13	2-15-2023	100,000		101,000
CCO Holdings LLC 144A	5.13	5-1-2027	450,000		470,250
CCO Holdings LLC	5.25	9-30-2022	1,250,000		1,262,738
CCO Holdings LLC 144A	5.38	5-1-2025	3,550,000		3,659,447
CCO Holdings LLC 144A	5.50	5-1-2026	215,000		224,675
CCO Holdings LLC	5.75	9-1-2023	50,000		50,563
CCO Holdings LLC 144A	5.75	2-15-2026	3,375,000		3,541,523
CCO Holdings LLC 144A	5.88	4-1-2024	1,250,000		1,290,100
Charter Communications Operating LLC	5.05	3-30-2029	675,000		776,131
CSC Holdings LLC 144A	5.38	7-15-2023	1,395,000		1,424,714
CSC Holdings LLC 144A	5.38	2-1-2028	425,000		450,500
CSC Holdings LLC 144A	5.50	5-15-2026	1,275,000		1,335,824
CSC Holdings LLC 144A	7.75	7-15-2025	2,030,000		2,139,153
Diamond Sports Group LLC 144A	5.38	8-15-2026	175,000		174,318
Diamond Sports Group LLC 144A	6.63	8-15-2027	175,000		163,625
DISH Network Corporation	3.38	8-15-2026	1,300,000		1,261,876
Gray Television Incorporated 144A	5.13	10-15-2024	450,000		464,625
Gray Television Incorporated 144A	5.88	7-15-2026	3,875,000		4,054,219
Gray Television Incorporated 144A	7.00	5-15-2027	325,000		353,860
Interpublic Group of Companies	4.00	3-15-2022	750,000		778,382
Lamar Media Corporation 144A%%	3.75	2-15-2028	800,000		805,344
Lamar Media Corporation 144A%%	4.00	2-15-2030	800,000		806,000
Lamar Media Corporation	5.38	1-15-2024	375,000		382,125
Lamar Media Corporation	5.75	2-1-2026	100,000		105,380
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	2,000,000		2,107,600
Nielsen Finance LLC 144A	5.00	4-15-2022	1,725,000		1,733,625
Outfront Media Capital Corporation 144A	4.63	3-15-2030	50,000		51,500
Outfront Media Capital Corporation	5.63	2-15-2024	20,000		20,413
QVC Incorporated %%	4.75	2-15-2027	150,000		151,456
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,600,000		2,509,000
Scripps Escrow Incorporated 144A	5.88	7-15-2027	100,000		104,750
Terrier Media Buyer Incorporated 144A	8.88	12-15-2027	75,000		77,250
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000		2,521,500
					35,612,075

	Interest rate	Maturity date	Principal		Value
Wireless Telecommunication Services : 1.73%
Sprint Communications Incorporated	7.00%	8-15-2020	$225,000		$228,983
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000		817,500
T-Mobile USA Incorporated	4.00	4-15-2022	650,000		667,875
T-Mobile USA Incorporated	4.50	2-1-2026	125,000		128,554
T-Mobile USA Incorporated	4.75	2-1-2028	425,000		452,094
T-Mobile USA Incorporated	5.13	4-15-2025	425,000		437,669
T-Mobile USA Incorporated	5.38	4-15-2027	1,500,000		1,601,250
T-Mobile USA Incorporated	6.00	3-1-2023	300,000		305,484
T-Mobile USA Incorporated	6.38	3-1-2025	975,000		1,006,385
T-Mobile USA Incorporated	6.50	1-15-2024	80,000		82,100
Sprint Capital Corporation	6.88	11-15-2028	175,000		178,063
Sprint Capital Corporation	8.75	3-15-2032	975,000		1,079,813
					6,985,770

Consumer Discretionary : 8.07%
Auto Components : 1.48%
Allison Transmission Incorporated 144A	4.75	10-1-2027	650,000		673,923
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000		2,292,233
Allison Transmission Incorporated 144A	5.88	6-1-2029	400,000		436,682
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000		1,972,913
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000		483,210
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	125,000		134,075
					5,993,036

Diversified Consumer Services : 1.75%
Carriage Services Incorporated 144A	6.63	6-1-2026	1,175,000		1,251,375
Service Corporation International	4.63	12-15-2027	650,000		679,673
Service Corporation International	5.38	5-15-2024	100,000		102,469
Service Corporation International	7.50	4-1-2027	3,400,000		4,131,000
Service Corporation International	8.00	11-15-2021	850,000		935,000
					7,099,517

Hotels, Restaurants & Leisure : 1.59%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,698,000		3,753,470
Hilton Domestic Operating Company Incorporated	4.88	1-15-2030	100,000		105,750
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	425,000		445,060
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,875,000		1,961,719
Yum! Brands Incorporated 144A	4.75	1-15-2030	150,000		159,975
					6,425,974

Internet & Direct Marketing Retail : 0.19%
Expedia Incorporated	5.95	8-15-2020	750,000		765,960

Multiline Retail : 0.15%
Macy's Retail Holdings Incorporated	3.88	1-15-2022	600,000		610,470

Specialty Retail : 2.33%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000		626,046
Asbury Automotive Group Incorporated	6.00	12-15-2024	1,175,000		1,210,250
Group 1 Automotive Incorporated	5.00	6-1-2022	200,000		201,000
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	1,500,000		1,541,250
Lithia Motors Incorporated 144A	4.63	12-15-2027	150,000		153,375
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000		975,713
Penske Auto Group Incorporated	3.75	8-15-2020	540,000		542,363
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000		2,206,438
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000		1,167,128
	Interest rate	Maturity date	Principal		Value
Specialty Retail (continued)
Sonic Automotive Incorporated	6.13%	3-15-2027	$775,000		$820,961
					9,444,524

Textiles, Apparel & Luxury Goods : 0.58%
The William Carter Company 144A	5.63	3-15-2027	825,000		878,505
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	1,411,000		1,456,858
					2,335,363

Consumer Staples : 1.13%
Beverages : 0.17%
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000		700,313

Food & Staples Retailing : 0.08%
Albertsons Companies Incorporated / Safeway Incorporated 144A	4.63	1-15-2027	150,000		152,082
Albertsons Companies Incorporated / Safeway Incorporated 144A%%	4.88	2-15-2030	150,000		154,125
					306,207

Food Products : 0.65%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	500,000		527,500
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	175,000		183,750
Pilgrim's Pride Corporation 144A	5.75	3-15-2025	1,305,000		1,340,888
Pilgrim's Pride Corporation 144A	5.88	9-30-2027	150,000		159,105
Prestige Brands Incorporated 144A	5.13	1-15-2028	100,000		104,500
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000		288,750
					2,604,493

Household Products : 0.07%
Central Garden & Pet Company	5.13	2-1-2028	225,000		233,438
Spectrum Brands Incorporated	5.75	7-15-2025	50,000		51,938
					285,376

Tobacco : 0.16%
Reynolds American Incorporated	6.88	5-1-2020	650,000		657,877

Energy : 13.35%
Energy Equipment & Services : 2.42%
Bristow Group Incorporated (a)†	6.25	10-15-2022	3,855,000		0
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	1,325,000		649,250
Era Group Incorporated	7.75	12-15-2022	2,350,000		2,385,250
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000		1,319,500
Hilcorp Energy Company 144A	5.75	10-1-2025	1,875,000		1,695,319
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000		311,500
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000		364,694
NGPL PipeCo LLC 144A	7.77	12-15-2037	410,000		541,975
Oceaneering International Incorporated	6.00	2-1-2028	1,725,000		1,651,688
USA Compression Partners LP	6.88	4-1-2026	850,000		884,000
					9,803,176

Oil, Gas & Consumable Fuels : 10.93%
Antero Midstream Partners LP 144A	5.75	1-15-2028	1,830,000		1,423,191
Antero Resources Corporation	5.38	11-1-2021	400,000		382,000
Apache Corporation	4.38	10-15-2028	750,000		798,102
Archrock Partners LP 144A	6.25	4-1-2028	150,000		154,313
Archrock Partners LP 144A	6.88	4-1-2027	500,000		533,353
Boardwalk Pipelines LP	4.80	5-3-2029	750,000		793,037
Buckeye Partners LP	5.85	11-15-2043	1,400,000		1,303,322
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	1,000,000		1,020,270
	Interest rate	Maturity date	Principal		Value
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas Incorporated	6.25%	4-15-2023	$350,000		$350,875
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	900,000		1,002,814
Cheniere Energy Partners LP 144A	4.50	10-1-2029	400,000		407,000
Cheniere Energy Partners LP	5.25	10-1-2025	3,925,000		4,042,750
Cheniere Energy Partners LP	5.63	10-1-2026	300,000		314,251
Denbury Resources Incorporated	6.38	12-31-2024	802,000		487,060
Denbury Resources Incorporated 144A	7.75	2-15-2024	1,123,000		901,208
Denbury Resources Incorporated 144A	9.00	5-15-2021	2,400,000		2,256,000
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000		591,078
El Paso LLC	6.50	4-1-2020	750,000		755,085
Energy Transfer Partners LP	5.20	2-1-2022	750,000		786,955
EnLink Midstream Partners LP	4.40	4-1-2024	1,025,000		978,619
EnLink Midstream Partners LP	4.85	7-15-2026	600,000		549,000
EnLink Midstream Partners LP	5.05	4-1-2045	1,225,000		918,750
EnLink Midstream Partners LP	5.38	6-1-2029	2,300,000		2,081,500
EnLink Midstream Partners LP	5.45	6-1-2047	50,000		39,500
Enviva Partners LP 144A	6.50	1-15-2026	1,025,000		1,093,439
Gulfport Energy Corporation	6.00	10-15-2024	2,150,000		1,185,080
Indigo Natural Resources LLC 144A	6.88	2-15-2026	650,000		594,750
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000		784,137
Kinder Morgan Incorporated	6.50	9-15-2020	285,000		292,923
Kinder Morgan Incorporated	7.42	2-15-2037	800,000		1,007,679
MPLX LP 144A	6.38	5-1-2024	450,000		468,380
Murphy Oil Corporation	4.75	9-15-2029	75,000		78,375
Murphy Oil Corporation	5.75	8-15-2025	185,000		190,435
Murphy Oil Corporation	5.88	12-1-2027	150,000		153,750
Murphy Oil Corporation	6.88	8-15-2024	850,000		886,125
Nabors Industries Incorporated	4.63	9-15-2021	78,000		78,000
Phillips 66	4.30	4-1-2022	625,000		657,081
Pioneer Natural Resources Company	3.95	7-15-2022	750,000		783,991
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	750,000		755,318
Rockies Express Pipeline LLC 144A	4.80	5-15-2030	750,000		737,175
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,625,000		2,638,125
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,599,000		1,706,133
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000		264,944
Southern Star Central Corporation 144A	5.13	7-15-2022	925,000		935,826
Southwestern Energy Company	7.50	4-1-2026	400,000		333,880
Southwestern Energy Company	7.75	10-1-2027	975,000		809,250
Summit Midstream Holdings LLC	5.75	4-15-2025	225,000		173,063
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	3,850,000		3,888,577
Ultra Resources Incorporated 144A	7.13	4-15-2025	2,425,000		163,688
Whiting Petroleum Corporation	1.25	4-1-2020	683,000		675,330
					44,205,487

Financials : 6.98%
Banks : 1.24%
Bank of America Corporation	5.70	1-24-2022	250,000		269,363
Citigroup Incorporated	4.13	3-9-2021	60,000		60,960
Citigroup Incorporated	4.50	1-14-2022	250,000		262,742
Citigroup Incorporated (U.S. SOFR +3.23%) ±	4.70	12-31-2099	750,000		763,838
Citigroup Incorporated	6.13	3-9-2028	75,000		89,292
City National Bank	5.38	7-15-2022	500,000		538,339
International Finance Corporation	7.50	5-9-2022	4,000,000		997,095
International Finance Corporation	7.50	5-9-2022	5,000,000		1,246,369
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000		785,625
					5,013,623

Capital Markets : 0.23%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	4.29	6-25-2033	67,553		67,588
AG Issuer LLC 144A%%	6.25	3-1-2028	50,000		50,000
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000		806,661
					924,249

	Interest rate	Maturity date	Principal		Value
Consumer Finance : 1.51%
Ally Financial Incorporated	8.00%	3-15-2020	$880,000		$885,500
Discover Financial Services	5.20	4-27-2022	750,000		802,171
FirstCash Incorporated 144A	5.38	6-1-2024	575,000		592,969
Navient Corporation	8.00	3-25-2020	309,000		311,163
Springleaf Finance Corporation	5.38	11-15-2029	625,000		649,938
Springleaf Finance Corporation	6.13	3-15-2024	750,000		813,750
Springleaf Finance Corporation	6.63	1-15-2028	100,000		112,500
Springleaf Finance Corporation	7.13	3-15-2026	925,000		1,061,299
Synchrony Financial	5.15	3-19-2029	750,000		867,241
					6,096,531

Diversified Financial Services : 1.23%
Jefferies Finance LLC 144A	6.25	6-3-2026	1,075,000		1,131,438
LPL Holdings Incorporated 144A	5.75	9-15-2025	3,700,000		3,857,250
					4,988,688

Insurance : 2.77%
American International Group Incorporated	4.88	6-1-2022	750,000		800,977
AmWINS Group Incorporated 144A	7.75	7-1-2026	1,625,000		1,773,939
Assurant Incorporated	3.70	2-22-2030	750,000		790,110
Athene Holding Limited	4.13	1-12-2028	750,000		797,422
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000		817,113
HUB International Limited 144A	7.00	5-1-2026	625,000		643,719
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000		864,750
NFP Corporation 144A	6.88	7-15-2025	400,000		406,804
ProAssurance Corporation	5.30	11-15-2023	750,000		820,842
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000		797,340
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000		812,381
USI Incorporated 144A	6.88	5-1-2025	1,175,000		1,204,399
W.R. Berkley Corporation	4.63	3-15-2022	650,000		687,353
					11,217,149

Health Care : 6.45%
Health Care Equipment & Supplies : 0.89%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	475,000		484,764
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000		413,500
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000		1,960,285
Hologic Incorporated 144A	4.63	2-1-2028	225,000		236,724
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000		507,085
					3,602,358

Health Care Providers & Services : 4.59%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	190,000		195,641
Centene Corporation 144A	5.38	6-1-2026	575,000		611,656
Centene Corporation 144A	5.38	8-15-2026	125,000		132,656
Centene Corporation	6.13	2-15-2024	325,000		335,563
CHS Incorporated	5.13	8-1-2021	2,350,000		2,351,880
Cigna Corporation 144A	3.90	2-15-2022	315,000		327,337
CommonSpirit Health AGM Insured	3.82	10-1-2049	750,000		783,195
Community Health Systems Incorporated 144A%%	6.63	2-15-2025	975,000		984,926
Davita Incorporated	5.00	5-1-2025	950,000		973,750
Encompass Health Corporation	4.50	2-1-2028	125,000		128,755
Encompass Health Corporation	4.75	2-1-2030	125,000		130,000
HCA Incorporated	5.25	6-15-2026	325,000		371,476
HealthSouth Corporation	5.75	9-15-2025	575,000		598,000
MEDNAX Incorporated 144A	5.25	12-1-2023	475,000		484,500
MEDNAX Incorporated 144A	6.25	1-15-2027	550,000		560,313
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000		2,771,222
MPT Operating Partnership LP	4.63	8-1-2029	325,000		340,031
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000		1,156,320
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000		1,651,781
MPT Operating Partnership LP	6.38	3-1-2024	110,000		113,551
NVA Holdings Company 144A	6.88	4-1-2026	200,000		216,000
	Interest rate	Maturity date	Principal		Value
Health Care Providers & Services (continued)
Polaris Intermediate Corporation 144A	8.50%	12-1-2022	$475,000		$443,175
Select Medical Corporation 144A	6.25	8-15-2026	900,000		970,947
Tenet Healthcare Corporation	4.63	7-15-2024	436,000		446,900
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,025,000		1,066,000
Tenet Healthcare Corporation 144A	5.13	11-1-2027	225,000		236,813
Vizient Incorporated 144A	6.25	5-15-2027	175,000		188,633
					18,571,021

Health Care Technology : 0.55%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	1,950,000		1,986,036
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	225,000		235,406
					2,221,442

Life Sciences Tools & Services : 0.13%
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	75,000		76,094
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	275,000		292,531
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	150,000		152,645
					521,270

Pharmaceuticals : 0.29%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	250,000		253,125
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	250,000		254,688
Bausch Health Companies Incorporated 144A	5.75	8-15-2027	75,000		80,243
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000		108,314
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000		56,032
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000		424,219
					1,176,621

Industrials : 6.36%
Aerospace & Defense : 1.37%
BBA US Holdings Incorporated 144A	4.00	3-1-2028	600,000		593,441
BBA US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000		2,094,063
L3Harris Technologies Incorporated 144A	4.95	2-15-2021	750,000		767,063
Moog Incorporated 144A	4.25	12-15-2027	150,000		153,773
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,879,000		1,920,996
					5,529,336

Air Freight & Logistics : 0.11%
Cargo Aircraft Management Company 144A	4.75	2-1-2028	425,000		431,392

Airlines : 0.35%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,100,000		1,158,593
Delta Air Lines Incorporated	4.75	11-7-2021	251,938		253,826
					1,412,419

Commercial Services & Supplies : 2.81%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000		1,822,625
Covanta Holding Corporation	5.88	3-1-2024	1,530,000		1,556,775
Covanta Holding Corporation	5.88	7-1-2025	515,000		534,152
Covanta Holding Corporation	6.00	1-1-2027	575,000		598,000
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,700,000		1,803,955
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,950,000		5,077,859
					11,393,366

Industrial Conglomerates : 0.17%
General Electric Capital Corporation	4.65	10-17-2021	187,000		195,359
	Interest rate	Maturity date	Principal		Value
Industrial Conglomerates (continued)
General Electric Company	4.63%	1-7-2021	$505,000		$517,099
					712,458

Machinery : 0.91%
Harsco Corporation 144A	5.75	7-31-2027	75,000		76,688
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000		1,560,375
Trimas Corporation 144A	4.88	10-15-2025	1,997,000		2,046,925
					3,683,988

Professional Services : 0.14%
Verisk Analytics Incorporated	5.80	5-1-2021	530,000		554,615

Trading Companies & Distributors : 0.50%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,900,000		2,017,173

Information Technology : 6.26%
Communications Equipment : 0.21%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000		787,364
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	50,000		51,375
					838,739

Electronic Equipment, Instruments & Components : 0.17%
Keysight Technologies	4.60	4-6-2027	600,000		680,792

IT Services : 1.76%
Alliance Data Systems Corporation 144A	4.75	12-15-2024	325,000		324,041
Cardtronics Incorporated 144A	5.50	5-1-2025	2,850,000		2,949,750
Gartner Incorporated 144A	5.13	4-1-2025	1,525,000		1,585,360
Infor US Incorporated	6.50	5-15-2022	550,000		552,167
Zayo Group LLC 144A	5.75	1-15-2027	625,000		638,219
Zayo Group LLC	6.38	5-15-2025	1,043,000		1,065,946
					7,115,483

Semiconductors & Semiconductor Equipment : 0.23%
Broadcom Corporation	3.50	1-15-2028	750,000		773,605
Qorvo Incorporated 144A	4.38	10-15-2029	175,000		182,875
					956,480

Software : 0.96%
CDK Global Incorporated	5.00	10-15-2024	225,000		245,390
CDK Global Incorporated 144A	5.25	5-15-2029	175,000		187,250
CDK Global Incorporated	5.88	6-15-2026	175,000		185,938
Fair Isaac Corporation 144A	4.00	6-15-2028	150,000		152,625
Fair Isaac Corporation 144A	5.25	5-15-2026	950,000		1,047,375
IQVIA Incorporated 144A	5.00	5-15-2027	250,000		263,760
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000		528,900
Symantec Corporation 144A	5.00	4-15-2025	475,000		485,095
VMware Incorporated	3.90	8-21-2027	750,000		798,526
					3,894,859

Technology Hardware, Storage & Peripherals : 2.93%
Dell International LLC 144A	5.88	6-15-2021	662,000		668,289
Dell International LLC 144A	7.13	6-15-2024	4,525,000		4,756,906
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	750,000		876,059
Hewlett-Packard Company	4.05	9-15-2022	750,000		791,991
NCR Corporation	6.38	12-15-2023	4,650,000		4,767,552
					11,860,797

	Interest rate	Maturity date	Principal		Value
Materials : 2.99%
Chemicals : 0.10%
Valvoline Incorporated	5.50%	7-15-2024	$375,000		$388,594

Containers & Packaging : 2.62%
Ball Corporation	4.88	3-15-2026	575,000		629,625
Ball Corporation	5.00	3-15-2022	25,000		26,406
Ball Corporation	5.25	7-1-2025	190,000		212,800
Berry Global Incorporated 144A	4.88	7-15-2026	500,000		522,426
Berry Global Incorporated	5.13	7-15-2023	350,000		356,132
Berry Global Incorporated 144A	5.63	7-15-2027	175,000		185,719
Berry Global Incorporated	6.00	10-15-2022	107,000		108,873
Crown Americas Capital Corporation V	4.25	9-30-2026	100,000		104,250
Crown Americas Capital Corporation VI	4.75	2-1-2026	975,000		1,012,781
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	750,000		886,875
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	1,500,000		1,505,625
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000		279,910
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	325,000		347,344
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	2,375,000		2,648,125
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	675,000		691,031
Sealed Air Corporation 144A	5.25	4-1-2023	325,000		345,313
Silgan Holdings Incorporated 144A	4.13	2-1-2028	750,000		745,500
					10,608,735

Metals & Mining : 0.18%
Indalex Holdings Corporation (a)†	11.50	2-1-2020	3,108,611		0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	300,000		306,000
Novelis Corporation 144A	5.88	9-30-2026	400,000		424,000
					730,000

Paper & Forest Products : 0.09%
Clearwater Paper Corporation 144A	5.38	2-1-2025	350,000		364,000

Real Estate : 2.66%
Equity REITs : 2.66%
CoreCivic Incorporated	5.00	10-15-2022	575,000		589,375
DDR Corporation	4.70	6-1-2027	600,000		660,715
Equinix Incorporated	5.88	1-15-2026	425,000		450,500
ESH Hospitality Incorporated 144A	4.63	10-1-2027	425,000		427,125
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,750,000		1,793,750
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000		156,000
Iron Mountain Incorporated	6.00	8-15-2023	2,500,000		2,553,125
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000		660,299
SBA Communications Corporation 144A%%	3.88	2-15-2027	300,000		304,125
SBA Communications Corporation	4.00	10-1-2022	225,000		228,938
SBA Communications Corporation	4.88	7-15-2022	640,000		648,128
The Geo Group Incorporated	5.13	4-1-2023	800,000		754,000
The Geo Group Incorporated	5.88	1-15-2022	600,000		592,500
The Geo Group Incorporated	5.88	10-15-2024	840,000		779,100
The Geo Group Incorporated	6.00	4-15-2026	184,000		163,760
					10,761,440

Utilities : 4.96%
Electric Utilities : 0.76%
Great Plains Energy Incorporated	4.85	6-1-2021	750,000		774,593
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	775,000		808,108
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	175,000		182,219
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	1,250,000		1,303,569
					3,068,489

	Interest rate	Maturity date	Principal		Value
Gas Utilities : 0.33%
AmeriGas Partners LP	5.75%	5-20-2027	$1,000,000		$1,092,500
Suburban Propane Partners LP	5.88	3-1-2027	225,000		231,750
					1,324,250

Independent Power & Renewable Electricity Producers : 3.68%
NSG Holdings LLC 144A	7.75	12-15-2025	3,631,642		4,058,360
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	5,225,000		5,368,688
TerraForm Power Operating LLC 144A	4.25	1-31-2023	3,025,000		3,109,307
TerraForm Power Operating LLC 144A	4.75	1-15-2030	375,000		395,175
TerraForm Power Operating LLC 144A	5.00	1-31-2028	675,000		729,000
TerraForm Global Operating LLC 144A	6.13	3-1-2026	1,175,000		1,224,938
					14,885,468

Multi-Utilities : 0.19%
CMS Energy Corporation	5.05	3-15-2022	750,000		792,636

Total Corporate Bonds and Notes (Cost $283,885,608)					287,161,856

Foreign Corporate Bonds and Notes : 4.30%
Financials : 4.30%
Banks : 4.23%
European Investment Bank	7.25	6-28-2021	BRL	9,000,000	2,195,802
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,471,770
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,790,845
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,431,456
European Investment Bank	9.00	3-31-2021	ZAR	17,400,000	1,193,312
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	1,016,574
International Bank for Reconstruction & Development	7.50	6-9-2021	BRL	5,000,000	1,214,706
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	2,323,932
KfW	7.50	11-10-2022	ZAR	36,000,000	2,466,273
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	1,031,615
					17,136,285

Diversified Financial Services : 0.07%
AA Bond Company Limited	4.25	7-31-2043	GBP	200,000	267,106

Total Foreign Corporate Bonds and Notes (Cost $19,142,046)					17,403,391

Foreign Government Bonds : 25.92%
Colombia	7.50	8-26-2026	COP	22,725,000,000	7,380,427
Indonesia	7.50	8-15-2032	IDR	57,000,000,000	4,257,781
Indonesia	8.25	5-15-2029	IDR	88,615,000,000	7,173,110
Indonesia	8.38	9-15-2026	IDR	110,000,000,000	8,900,093
Malaysia	4.18	7-15-2024	MYR	19,850,000	5,076,695
Malaysia	4.23	6-30-2031	MYR	51,300,000	13,634,846
Mexico	5.75	3-5-2026	MXN	117,000,000	5,929,598
Mexico	8.50	5-31-2029	MXN	200,000,000	11,938,398
Republic of India	7.32	1-28-2024	INR	710,000,000	10,288,400
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	TTD	750,000	807,195
Romania	3.25	4-29-2024	RON	46,000,000	10,445,896
Romania	5.00	2-12-2029	RON	25,000,000	6,124,176
Russia	6.50	2-28-2024	RUB	390,000,000	6,272,328
Russia	6.90	5-23-2029	RUB	400,000,000	6,606,452
Total Foreign Government Bonds (Cost $100,700,606)					104,835,395

	Interest rate	Maturity date	Principal		Value
Loans : 19.31%
Communication Services : 3.80%
Diversified Telecommunication Services : 0.59%
Level 3 Financing Incorporated (1 Month LIBOR +1.75%) ±	3.40%	3-1-2027	$374,717		$373,874
Telesat Canada (3 Month LIBOR +2.75%) ±	4.63	12-7-2026	2,000,000		2,007,000

					2,380,874

Interactive Media & Services : 0.07%
Buzz Merger Sub Limited (1 Month LIBOR +2.75%) ±<	4.34	1-22-2027	275,000		275,517

Media : 2.81%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	5.90	8-27-2026	5,832,655		5,524,982
Charter Communications Operating LLC (1 Month LIBOR +1.75%) ±	3.40	4-30-2025	1,078,000		1,082,883
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.18	4-15-2027	148,125		148,449
Diamond Sports Group LLC (1 Month LIBOR +3.25%) ±	4.91	8-24-2026	399,000		398,378
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	4.28	1-2-2026	488,545		490,377
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.15	3-28-2025	1,406,490		1,405,322
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	3.93	1-15-2026	495,000		495,465
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.75%) ±	4.53	9-18-2026	1,246,875		1,251,863
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	3.70	10-4-2023	459,628		459,844
Terrier Media Buyer Incorporated (3 Month LIBOR +4.25%) ±	6.15	12-17-2026	125,000		125,906
					11,383,469

Wireless Telecommunication Services : 0.33%
Inmarsat plc (1 Month LIBOR +4.50%) ±	2.74	12-11-2026	875,000		879,235
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±	4.19	2-2-2024	437,625		427,778
					1,307,013

Consumer Discretionary : 2.45%
Auto Components : 0.39%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.41	3-29-2026	1,031,063		1,038,539
Belron Finance US LLC (3 Month LIBOR +2.25%) ±	4.14	11-7-2024	294,000		294,553
Panther BF Aggregator 2 LP (1 Month LIBOR +3.50%) ±	5.16	4-30-2026	224,438		225,728
					1,558,820

Distributors : 0.59%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	5.09	11-14-2022	2,410,337		2,403,009

Hotels, Restaurants & Leisure : 1.40%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.90	8-8-2021	499,190		499,504
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	3.65	11-30-2023	883,340		888,251
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.16	1-24-2023	4,882,987		4,264,459
					5,652,214

Specialty Retail : 0.07%
Rent-A-Center Incorporated (1 Month LIBOR +4.50%) ±	6.25	7-31-2026	299,250		298,502

Consumer Staples : 0.57%
Food Products : 0.53%
Atkins Nutritionals Holdings II Incorporated (1 Month LIBOR +3.75%) ±‡	5.43	7-7-2024	219,851		222,050
B&G Foods Incorporated (1 Month LIBOR +2.50%) ±	4.15	10-10-2026	299,250		299,872
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±	4.40	3-31-2025	123,125		123,535
	Interest rate	Maturity date	Principal		Value
Food Products (continued)
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	3.65%	1-26-2024	$1,500,429		$1,508,637
					2,154,094

Household Products : 0.04%
Reynolds Consumer Products LLC (1 Month LIBOR +1.75%) ±%%<	3.50	1-29-2027	150,000		150,626

Energy : 0.89%
Oil, Gas & Consumable Fuels : 0.89%
Buckeye Partners LP (1 Month LIBOR +2.75%) ±	4.53	11-1-2026	150,000		151,188
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	8.40	10-29-2025	600,000		418,002
EPIC Crude Services LP (6 Month LIBOR +5.00%) ±	7.04	3-2-2026	1,950,000		1,883,369
Ultra Resources Incorporated (1 Month LIBOR +4.00%) ±	5.65	4-12-2024	1,987,193		1,157,043
					3,609,602

Financials : 4.63%
Capital Markets : 1.36%
Focus Financial Partners LLC (1 Month LIBOR +2.00%) ±	3.65	7-3-2024	742,722		744,423
Global Business Travel Holdings Limited (3 Month LIBOR +2.50%) ±‡	4.40	8-13-2025	148,125		147,755
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	3.93	7-17-2025	764,393		764,936
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	5.45	11-9-2026	700,000		707,217
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.25%) ±	4.90	6-1-2023	536,961		536,827
Tortoise Borrower LLC (1 Month LIBOR +3.50%) ±‡	5.15	1-31-2025	206,815		205,781
VFH Parent LLC (1 Month LIBOR +3.50%) ±	5.26	3-1-2026	333,017		334,059
Victory Capital Management Incorporated (1 Month LIBOR +2.50%) ±	4.10	7-1-2026	2,044,364		2,056,630
					5,497,628

Consumer Finance : 0.16%
TransUnion LLC (1 Month LIBOR +1.75%) ±	3.40	11-16-2026	666,190		668,216

Diversified Financial Services : 1.49%
Advisor Group Holdings Incorporated <	0.00	8-1-2026	150,000		149,625
Jefferies Finance LLC (1 Month LIBOR +3.25%) ±	5.06	6-3-2026	348,250		347,487
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±	3.41	11-12-2026	768,331		769,776
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±	5.19	4-30-2022	2,400,615		2,401,624
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	9.28	4-30-2023	1,090,000		1,087,275
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) ±‡	6.34	10-19-2026	1,247,906		1,254,146
					6,009,933

Insurance : 1.55%
Alliant Holdings Intermediate LLC (1 Month LIBOR +3.00%) ±	4.65	5-9-2025	1,361,531		1,358,386
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	4.41	1-25-2024	877,087		882,201
BroadStreet Partners Incorporated (3 Month LIBOR +3.25%) ±<	4.91	1-27-2027	498,590		500,335
HUB International Limited (3 Month LIBOR +2.75%) ±	4.55	4-25-2025	1,231,250		1,227,482
HUB International Limited (3 Month LIBOR +4.00%) ±<	5.90	4-25-2025	700,000		704,816
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	3-3-2023	1,069,097		1,069,771
USI Incorporated (3 Month LIBOR +3.00%) ±	4.94	5-16-2024	293,618		292,371
USI Incorporated (3 Month LIBOR +4.00%) ±‡	5.94	12-2-2026	225,000		226,267
					6,261,629

Mortgage REITs : 0.07%
Blackstone Mortgage Trust Incorporated (1 Month LIBOR +2.25%) ±‡	3.90	4-23-2026	149,251		149,905
	Interest rate	Maturity date	Principal		Value
Mortgage REITs (continued)
Starwood Property Trust Incorporated (1 Month LIBOR +2.50%) ±‡	4.15%	7-27-2026	$124,688		$125,467
					275,372

Health Care : 0.99%
Health Care Providers & Services : 0.32%
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	4.69	6-7-2023	429,539		421,700
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.90	9-2-2024	515,597		513,555
Team Health Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-6-2024	436,159		347,837
					1,283,092

Health Care Technology : 0.12%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.50%) ±	4.15	3-1-2024	500,892		500,812

Life Sciences Tools & Services : 0.06%
Syneos Health Incorporated (1 Month LIBOR +2.00%) ±	3.65	8-1-2024	236,183		236,774

Pharmaceuticals : 0.49%
Endo Finance LLC (1 Month LIBOR +4.25%) ±	5.94	4-29-2024	289,270		278,423
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	4.67	6-2-2025	1,709,606		1,715,589
					1,994,012

Industrials : 2.85%
Aerospace & Defense : 0.74%
Rexnord LLC (1 Month LIBOR +1.75%) ±	3.41	8-21-2024	585,938		588,135
TransDigm Incorporated (1 Month LIBOR +2.50%) ±	4.15	8-22-2024	2,411,982		2,409,835
					2,997,970

Airlines : 0.03%
WestJet Airlines Limited (1 Month LIBOR +3.00%) ±	4.68	12-11-2026	125,000		125,695

Building Products : 0.07%
Advanced Drainage Systems Incorporated (1 Month LIBOR +2.25%) ±	4.06	7-31-2026	300,973		302,728

Commercial Services & Supplies : 1.23%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.82	11-10-2023	1,144,031		1,143,905
Advantage Sales & Marketing LLC (1 Month LIBOR +3.25%) ±	4.90	7-25-2021	220,477		213,076
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.15	7-25-2022	1,250,000		1,136,613
IAA Spinco Incorporated (1 Month LIBOR +2.25%) ±	3.94	6-28-2026	945,750		951,661
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±	3.94	9-19-2026	39,998		40,265
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	5.16	10-1-2025	370,313		367,998
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	4.90	5-14-2022	951,231		938,551
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±	4.90	5-14-2022	166,589		164,368
					4,956,437

Construction Materials : 0.11%
American Builders & Contractors Supply Company Incorporated (1 Month LIBOR +2.00%) ±	3.65	1-15-2027	448,875		449,153

	Interest rate	Maturity date	Principal		Value
Electrical Equipment : 0.10%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±	3.53%	12-13-2026	$402,045		$402,877

Machinery : 0.50%
Altra Industrial Motion Corporation (1 Month LIBOR +2.00%) ±	3.65	10-1-2025	622,471		623,716
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	4.44	1-31-2024	693,478		694,345
Gates Global LLC (1 Month LIBOR +2.75%) ±	4.40	4-1-2024	595,531		594,102
Restaurant Technologies Incorporated (1 Month LIBOR +3.25%) ±	4.90	10-1-2025	123,750		124,626
					2,036,789

Professional Services : 0.07%
The Dun & Bradstreet Corporation (1 Month LIBOR +4.00%) ±<	5.66	2-6-2026	275,000		276,444

Information Technology : 1.45%
Communications Equipment : 0.19%
Ciena Corporation (1 Month LIBOR +1.75%) ±	3.41	9-26-2025	272,250		273,385
CommScope Incorporated (1 Month LIBOR +3.25%) ±	4.90	4-6-2026	498,750		497,917
					771,302

Electronic Equipment, Instruments & Components : 0.53%
Dell International LLC (1 Month LIBOR +2.00%) ±	3.65	9-19-2025	2,153,203		2,160,696

IT Services : 0.42%
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	5.19	9-19-2024	391,850		392,850
Infor US Incorporated (3 Month LIBOR +2.75%) ±	4.69	2-1-2022	770,309		770,794
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	5.19	9-30-2022	131,709		131,921
WEX Incorporated (1 Month LIBOR +2.25%) ±	3.90	5-15-2026	395,982		397,221
					1,692,786

Software : 0.31%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	5.15	7-24-2026	997,500		1,000,931
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	3.40	4-16-2025	146,266		146,236
SS&C Technologies Incorporated (1 Month LIBOR +2.25%) ±	3.40	4-16-2025	105,484		105,462
					1,252,629

Materials : 1.01%
Containers & Packaging : 0.96%
Berry Global Incorporated (1 Month LIBOR +2.00%) ±	3.68	10-1-2022	387,258		388,671
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	5.16	6-29-2025	733,889		722,880
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.40	2-5-2023	2,418,938		2,420,873
RING Container Technologies (1 Month LIBOR +2.75%) ±	4.40	10-31-2024	364,214		364,443
					3,896,867

Paper & Forest Products : 0.05%
Clearwater Paper Corporation (1 Month LIBOR +3.25%) ±‡	5.00	7-26-2026	200,000		200,500

Real Estate : 0.67%
Equity REITs : 0.67%
ESH Hospitality Incorporated (1 Month LIBOR +2.00%) ±	3.65	9-18-2026	652,999		656,304
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	3.57	3-21-2025	229,101		229,387
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	3.65	3-22-2024	1,926,525		1,815,152
					2,700,843

Interest rate Maturity Date Principal Value

Total Loans (Cost $80,159,203) $					78,124,924

Non-Agency Mortgage-Backed Securities : 4.62%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	3.10%	4-14-2029	$500,000		500,159
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.86	7-10-2044	519,101		150,341
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	145,963		156,483
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	4.53	5-25-2035	246,485		252,486
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000		927,699
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	5.00	4-25-2033	259,673		254,638
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000		203,193
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) 144A±	2.75	7-18-2027	500,000		500,399
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	20,128		20,505
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	36,089		36,423
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	5.04	9-10-2045	1,000,000		1,043,742
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	2.78	7-15-2030	518,072		514,239
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 (1 Month LIBOR +0.76%) ±	2.42	12-25-2033	1,761		1,761
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.99	8-15-2045	1,000,000		1,037,969
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70	10-15-2045	1,000,000		968,024
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.46	12-10-2045	1,000,000		986,087
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	195,099		199,258
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000		518,142
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.72	12-10-2044	500,000		521,690
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.46	8-10-2046	303,000		309,790
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	4.29	10-25-2033	37,182		37,863
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	3.59	9-25-2032	291,087		276,363
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	4.16	6-25-2033	55,662		56,471
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	4.08	3-25-2033	12,301		12,361
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000		757,085
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	2.74	12-31-2027	393,838		394,023
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	1.98	11-25-2032	59,174		56,778
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.46	8-10-2043	4,859,442		13,774
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.35	5-10-2045	2,812,313		73,594
GSAA Home Equity Trust Series 2004-5 Class AF5	4.30	6-25-2034	348		346
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A±	1.96	3-25-2035	15,854		15,802
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.33	5-15-2045	400,000		389,776
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	5.05	1-15-2047	50,000		54,953
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	4.92	7-25-2034	13,093		13,554
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	4.11	7-25-2034	32,562		33,619
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.17	6-25-2035	100,053		104,328
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.81	12-25-2033	148,907		152,054
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.93	1-25-2034	5,809		5,874
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	4.69	11-21-2034	7,764		7,985
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	156,694		165,879
	Interest rate	Maturity date	Principal		Value
Non-Agency Mortgage-Backed Securities (continued)
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	2.57%	1-25-2029	$45,721		$46,408
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	2.66	5-20-2030	334,815		335,292
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.59	8-15-2045	3,808,721		106,871
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class D 144A±±	4.22	7-15-2046	1,000,000		1,005,615
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.30	8-15-2046	569,000		611,596
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.38	2-15-2046	692,000		688,510
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.60	3-15-2045	900,000		932,533
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.39	9-25-2034	27,829		30,906
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	2.59	11-25-2034	1,024,983		1,031,677
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	2.79	4-20-2027	341,794		341,966
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±±	4.68	5-25-2035	1,029		1,027
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	2.42	4-20-2033	7,420		7,389
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.53	1-5-2043	1,000,000		988,002
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	4.13	3-25-2034	32,279		32,713
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	2.80	11-25-2033	155,324		153,157
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.67	5-15-2033	2,631,098		51,985
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	70,432		75,808
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR +1.60%) 144A±	3.42	10-18-2030	500,000		500,063
Total Non-Agency Mortgage-Backed Securities (Cost $18,698,881)					18,667,028

	Dividend yield			Shares
Preferred Stocks : 0.71%
Energy : 0.71%
Energy Equipment & Services : 0.71%
Bristow Group Incorporated ¥144A(a)‡	10.00		12,322		478,069
Bristow Group Incorporated ¥(a)‡	10.00		61,352		2,380,335

Total Preferred Stocks (Cost $2,231,350)					2,858,404

		Expiration date
Rights : 0.08%
Utilities : 0.08%
Independent Power & Renewable Electricity Producers : 0.08%
Vistra Energy Corporation †		12-31-2046	327,375		327,375

Total Rights (Cost $340,913)					327,375

Yankee Corporate Bonds and Notes : 9.58%
Communication Services : 0.81%
Diversified Telecommunication Services : 0.22%
Intelsat Luxembourg SA	8.13	6-1-2023	1,400,000		567,000
Telesat Canada Incorporated 144A	6.50	10-15-2027	325,000		340,438
					907,438

Interest rate Maturity date Principal Value
Media : 0.34%
Nielsen Holding and Finance BV 144A	5.00%	2-1-2025	$875,000		$890,418
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	465,000		465,698
					1,356,116

Wireless Telecommunication Services : 0.25%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	375,000		397,031
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	595,000		619,103
					1,016,134

Consumer Staples : 0.20%
Beverages : 0.20%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000		798,567

Energy : 2.09%
Energy Equipment & Services : 0.24%
Valaris plc	5.75	10-1-2044	2,320,000		957,000

Oil, Gas & Consumable Fuels : 1.85%
Baytex Energy Corporation 144A	5.13	6-1-2021	1,450,000		1,443,040
Baytex Energy Corporation 144A	5.63	6-1-2024	1,575,000		1,452,938
Baytex Energy Corporation 144A%%	8.75	4-1-2027	2,500,000		2,434,375
Griffin Coal Mining Company Limited 144A(a)†	9.50	12-1-2016	1,110,230		0
Griffin Coal Mining Company Limited (a)†	9.50	12-1-2016	90,767		0
Husky Energy Incorporated	4.40	4-15-2029	750,000		821,675
Rockpoint Gas Storage Canada Limited 144A	7.00	3-31-2023	1,375,000		1,343,203
					7,495,231

Financials : 3.08%
Banks : 0.87%
ABN AMRO Bank NV 144A	4.80	4-18-2026	750,000		836,124
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000		668,694
Corporación Andina de Fomento	4.38	6-15-2022	958,000		1,008,755
Intelsat Connect Finance Company 144A	9.50	2-15-2023	400,000		212,000
Perrigo Finance Unlimited Company	4.38	3-15-2026	750,000		803,491
					3,529,064

Diversified Financial Services : 1.70%
Intelsat Jackson Holdings SA	5.50	8-1-2023	4,725,000		3,862,688
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	1,700,000		1,436,500
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	800,000		840,120
Trivium Packaging Finance BV 144A	5.50	8-15-2026	300,000		316,125
Trivium Packaging Finance BV 144A	8.50	8-15-2027	150,000		165,000
Tyco Electronics Group SA	3.50	2-3-2022	225,000		231,780
					6,852,213

Insurance : 0.51%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000		416,710
Fairfax Financials Hloldings Limited	4.85	4-17-2028	750,000		842,084
Sompo International Holdings Limited	7.00	7-15-2034	575,000		842,084
					804,858

Interest rate Maturity date Principal					Value
					$ 2,063,652

Health Care : 1.66%
Pharmaceuticals : 1.66%
Bausch Health Companies Incorporated 144A	5.50%	3-1-2023	$909,000		911,273
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000		388,436
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	103,000		103,901
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,940,000		1,995,523
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	325,000		331,032
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	575,000		596,103
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	750,000		575,625
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,750,000		1,822,625
					6,724,518

Industrials : 0.87%
Commercial Services & Supplies : 0.60%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,350,000		2,441,063

Electrical Equipment : 0.07%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000		281,450

Road & Rail : 0.20%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000		787,366

Materials : 0.58%
Containers & Packaging : 0.39%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	75,000		77,156
Ardagh Packaging Finance plc 144A	4.25	9-15-2022	375,000		379,688
OI European Group BV 144A	4.00	3-15-2023	1,100,000		1,116,500
					1,573,344

Metals & Mining : 0.19%
Glencore Finance Canada Limited 144A	4.25	10-25-2022	750,000		785,604

Utilities : 0.29%
Electric Utilities : 0.16%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000		669,507

Multi-Utilities : 0.13%
Veolia Environnement SA	6.75	6-1-2038	350,000		509,178

Total Yankee Corporate Bonds and Notes (Cost $40,279,267)					38,747,445

Yield Shares
ShShort-Term Investments : 5.72%
Investment Companies : 5.72%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.51		23,149,343		23,149,343

Total Short-Term Investments (Cost $23,149,343)					23,149,343

					Value
Total investments in securities (Cost $582,211,201)	143.56%				$580,758,097
Other assets and liabilities, net	(43.56)				(176,207,136)

Total net assets	100.00%				$404,550,961

±			Variable rate investment. The rate shown is the rate in effect at period end.
144A			The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages.  The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(a)			The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡			Security is valued using significant unobservable inputs.
%%			The security is purchased on a when-issued basis.
<			All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
¥

A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both. The rate shown is the rate in effect at period end.

†			Non-income-earning security
(l)			The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)			The rate represents the 7-day annualized yield at period end.
##			All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

Abbreviations:
AGM	Assured Guaranty Municipal
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
MYR	Malaysian ringgit
REIT	Real estate investment trust
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
TTD	Trinidad and Tobago dollar
ZAR	South African rand

Investments in Affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	25,641,491	28,833,979	(31,326,127)	23,149,343	$23,149,343	5.72%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined  in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate.  On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars.  The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee.  Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.  Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received.  Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.  The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented.  Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis.  The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities.  Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date.  Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.  Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.  When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower.  As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement.  Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of January 31, 2020, the Fund had unfunded loan commitments of $1,530,781.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets and liabilities as of January 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets Investments in :
Agency securities	$0	$5,234,424	$0	$5,234,424
Asset-backed securities	0	2,858,160	0	2,858,160
Common stocks
Energy	0	0	1,389,651	1,389,651
Materials	701	0	0	701
Corporate bonds and notes	0	287,161,856	0	287,161,856
Foreign corporate bonds and notes	0	17,403,391	0	17,403,391
Foreign government bonds	0	104,835,395	0	104,835,395
Loans	0	73,811,433	4,313,491	78,124,924
Non-agency mortgage-backed securities	0	18,667,028	0	18,667,028
Preferred stocks	0	0	2,858,404	2,858,404
Rights
Utilities	0	327,375	0	327,375
Yankee corporate bonds and notes	0	38,747,445	0	38,747,445
Short-term investments
Investment companies	23,149,343	0	0	23,149,343
Total assets	$23,150,044	$549,046,507	$8,561,546	$580,758,097

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Common Stock	Preferred Stock	Total
Balance as of October 31, 2019	$10,841,245	$1,389,651	$2,858,404	$15,089,300
Accrued discounts (premiums)	2,575	0	0	2,575
Realized gains (losses)	(140)	0	0	(140)
Change in unrealized gains (losses)	402,341	0	0	402,341
Purchases	597,001	0	0	597,001
Sales	(229,881)	0	0	(229,881)
Transfer into Level 3	1,254,146	0	0	1,254,146
Transfer out of Level 3	(8,553,796)	0	0	(8,553,796)
Balance as of January 31, 2020	$4,313,491	$1,389,651	$2,858,404	$8,561,546

Change in unrealized gains (losses) relating to securities still held at January 31, 2020	$3,019	$0	$0	$3,019

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following table summarizes quantitative information about the Fund’s Level 3 inputs as of January 31, 2020:
Security types	Fair value at January 31, 2020 (in thousands)	Valuation technique	Significant unobservable input	Range
Common stock	$1,390	Market approach	Probability of outcome	20% - 60%
Preferred stock	$2,858	Market approach	Probability of outcome	20% - 60%

Certain securities of the Fund’s Level 3 investments have been valued using inputs that have not been internally developed by the Fund, including third party investment analysis.